SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
SUBSEQUENT EVENTS

NOTE 10. — SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 27, 2021, the Panel granted the Company’s request for continued listing of the Company’s equity securities on the Nasdaq Capital Market pursuant to an extension, subject to certain milestones, through June 1, 2021 so that the Company may seek to complete an initial business combination and regain compliance with the listing rules. If the Company does not regain compliance with the Rule by the required date, Nasdaq would delist the Company’s equity securities from the Nasdaq Capital Market.

On January 31, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Ensysce, and EB Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), relating to a proposed business combination transaction between the Company and Ensysce.

Pursuant to the Merger Agreement, Merger Sub will merge with and into Ensysce, with Ensysce surviving such merger as a wholly owned subsidiary of the Company and the stockholders of Ensysce becoming stockholders of the Company (the “Merger”).

Ensysce’s issued and outstanding share capital as of immediately prior to the Merger Effective Time will, at the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Transaction”), be canceled and converted into the right to receive the Company’s common stock, par value $.0001 per share (the “LACQ Common Stock”) calculated based on an exchange ratio of 0.06585 (the “Exchange Ratio”).

The Transaction will be consummated subject to the deliverables and provisions as further described in the Merger Agreement.

On January 31, 2021, the underwriters of the Company’s initial public offering agreed to reduce the total deferred underwriting fee that is to be paid to such underwriters upon the consummation of the Company’s initial business combination to $2,000,000, which may under certain situations be payable in the form of LACQ Common Stock.

On January 31, 2021, the Company and GTWY Holdings entered into an amendment to the Gateway Promissory Note to permit conversion of all or a portion of the promissory note into warrants at a price of $1.00 per warrant. In connection with such amendment, GTWY Holdings elected to convert the full principal balance of the Gateway Promissory Note into 566,288 warrants.

On February 23, 2021, the Company entered into a fourth amendment to the Company’s Expense Advancement Agreement with its sponsors and strategic investor to increase the total amount of advances available to the Company under the agreement by $160,000. The promissory notes covering the prior loan balance in the aggregate amount of $300,000 was amended and restated on February 24, 2021 in order to reflect the incremental increase of the total amount of advances available to the Company thereunder to $460,000 and all of which increase was drawn on February 24, 2021.

Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

The Company evaluated subsequent events requiring recording or disclosure in the consolidated financial statements for the year ended December 31, 2020 and concluded that no events have occurred that would require recognition or disclosure in the consolidated financial statements except as described below:

Financing Activities

In January 2021, the Company issued a convertible promissory note for proceeds of $50,000. The note contains the same terms as the 2018 convertible notes discussed in Note 7.

Merger

In January 2021, the Company entered into a definitive merger agreement with a SPAC. In connection with the merger, outstanding shares of Ensysce (including shares resulting from the conversion of Ensysce’s convertible debt prior to closing) will be converted in the business combination into the right to receive shares of the SPAC at an exchange ratio of 0.06585. In addition, Ensysce’s existing options and warrants will be exchanged for equivalent securities in the SPAC on their existing terms (with standard adjustments to exercise price and underlying shares, consistent with the foregoing exchange ratio).

The proposed transaction has been unanimously approved by the boards of directors of both the Company and the SPAC, and is expected to close in the second quarter of 2021, subject to approval by the SPAC’s shareholders, required regulatory approvals, and other customary closing conditions. Upon closing, the SPAC intends to change its name to Ensysce Biosciences, Inc. and remain on the Nasdaq Capital Market, listed under the new ticker symbol ENSC. Management is not in control of the timely filing of all regulatory requirements or the shareholders’ approval of the merger, therefore the consummation of the merger with the SPAC and subsequent ability to draw on the share subscription facility are not within management’s control.

The contemplated merger with the SPAC will trigger conversion of the 2015 convertible notes and the 2018 convertible notes but will not trigger conversion of the 2020 convertible notes. The 2020 promissory notes are expected to be repaid from the proceeds of the merger with the SPAC or subsequent financing.

In January 2021, the Company terminated an agreement with a strategic advisor. Under terms of the termination agreement, the strategic advisor accepted 500,000 private placement warrants to purchase the SPAC’s common stock and 500,000 shares of the SPAC’s common stock. The securities will be issued upon the Company’s consummation of a business combination with the SPAC; if such a business combination is not consummated for any reason, the arrangement will be nullified and the strategic advisor would be eligible to receive a transaction fee if the Company completes a transaction within one year of termination of the agreement.